Rights of Use - Expenses Related to Leases included in Operating Results and Income from Subleasing Right-of-Use Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rights of Use [Abstract]
Short-term leases included in operating results as supplies	€ 47,000,000	€ 115,000,000
Variable lease payments not included in the measurement of leases liabilities	15,000,000	0
Total expenses as supplies	62,000,000	115,000,000
Short-term leases included in external services	60,000,000	108,000,000
Leases of low-value assets included in external services	7,000,000	13,000,000
Variable lease payments not included in the measurement of leases liabilities	22,000,000	2,000,000
Total expenses as external services (Note 26)	89,000,000	123,000,000
Total lease expenses	€ 151,000,000	€ 238,000,000